Stock-Based Compensation - Summary of Restricted Stock Units Activity (Details) - Restricted Stock Unit [Member]	9 Months Ended
Sep. 30, 2025 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested as of December 31, 2024 | shares	0
Granted | shares	2,823,857
Unvested as of September 30, 2025 | shares	2,823,857
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Unvested as of December 31, 2024 | $ / shares	$ 0
Granted | $ / shares	0.57
Unvested as of September 30, 2025 | $ / shares	$ 0.57